Business Combinations - Acquisition of New York Code and Design Academy (Details) - USD ($)		12 Months Ended
	Jan. 13, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Deferred payment arrangements value		$ 2,200,000	$ 3,100,000
New York Code And Design Academy, Inc.
Business Acquisition [Line Items]
Deferred payment arrangements value				$ 0
New York Code And Design Academy, Inc. | Earnout Period
Business Acquisition [Line Items]
Contingent consideration	$ 12,500,000
Term of additional contingent payments	5 years
Reduction in amount of contingent consideration		0	$ 0	$ 7,800,000
Maximum | New York Code And Design Academy, Inc.
Business Acquisition [Line Items]
Contingent consideration		$ 11,500,000